UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Blue Chip Value

Fund

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC's) web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Semiannual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	2.8	2.7
Tyco International Ltd.	2.3	2.4
Bank of America Corp.	2.2	3.9
Citigroup, Inc.	2.1	4.4
Exxon Mobil Corp.	2.0	2.6
Bank One Corp.	2.0	2.0
Verizon Communications, Inc.	1.9	2.8
ChevronTexaco Corp.	1.9	2.2
SBC Communications, Inc.	1.7	1.4
Morgan Stanley	1.7	1.5
	20.6
Top Five Market Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.6	31.2
Consumer Discretionary	13.3	10.7
Industrials	12.6	10.6
Information Technology	12.4	7.8
Energy	10.1	11.2
Asset Allocation (% of fund's net assets)
As of January 31, 2004 *		As of July 31, 2003 **
	Stocks 99.9%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	4.9%	** Foreign investments	2.4%

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.0%
LKQ Corp.	100	$ 1,868
Automobiles - 0.3%
General Motors Corp.	2,000	99,360
Harley-Davidson, Inc.	1,700	86,768
		186,128
Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	2,800	56,000
Hilton Hotels Corp.	5,400	86,400
McDonald's Corp.	24,500	630,630
Orbitz, Inc. Class A	4,100	96,108
Outback Steakhouse, Inc.	1,500	66,510
Red Robin Gourmet Burgers, Inc. (a)	400	11,104
Royal Caribbean Cruises Ltd.	2,200	93,214
Six Flags, Inc. (a)	18,300	132,492
		1,172,458
Household Durables - 1.0%
Koninklijke Philips Electronics NV (NY Shares)	2,500	75,400
Leggett & Platt, Inc.	3,500	86,240
Newell Rubbermaid, Inc.	4,700	114,821
Sony Corp. sponsored ADR	5,800	235,770
Techtronic Industries Co.	36,000	100,692
		612,923
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	3,300	93,753
Media - 7.3%
Cablevision Systems Corp. - NY Group Class A (a)	5,200	133,016
Clear Channel Communications, Inc.	14,300	643,357
EchoStar Communications Corp. Class A (a)	400	14,600
Emmis Communications Corp. Class A (a)	6,550	170,104
Fox Entertainment Group, Inc. Class A (a)	5,600	167,664
Grupo Televisa SA de CV sponsored ADR	3,000	121,500
Hughes Electronics Corp. (a)	9,643	161,424
Lamar Advertising Co. Class A (a)	2,000	76,960
Liberty Media Corp. Class A (a)	21,800	253,752
News Corp. Ltd. sponsored ADR	5,166	165,622
NTL, Inc. (a)	6,553	434,726
Time Warner, Inc. (a)	46,700	820,519
Viacom, Inc. Class B (non-vtg.)	12,060	486,018
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Walt Disney Co.	21,800	$ 523,200
XM Satellite Radio Holdings, Inc. Class A (a)	3,000	70,800
		4,243,262
Multiline Retail - 0.8%
99 Cents Only Stores (a)	1,800	45,630
Nordstrom, Inc.	5,800	227,940
Saks, Inc. (a)	12,400	210,800
		484,370
Specialty Retail - 1.7%
CarMax, Inc. (a)	5,000	166,750
Gap, Inc.	6,000	111,480
Home Depot, Inc.	12,200	432,734
Sonic Automotive, Inc. Class A	4,000	89,520
Toys 'R' Us, Inc. (a)	14,000	197,680
		998,164
TOTAL CONSUMER DISCRETIONARY		7,792,926
CONSUMER STAPLES - 5.2%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	6,200	314,464
The Coca-Cola Co.	5,780	284,607
		599,071
Food & Staples Retailing - 0.9%
CVS Corp.	2,600	92,872
Safeway, Inc. (a)	7,800	176,202
Wal-Mart Stores, Inc.	4,600	247,710
		516,784
Food Products - 0.4%
Del Monte Foods Co. (a)	3,300	35,508
Interstate Bakeries Corp.	8,200	118,244
McCormick & Co., Inc. (non-vtg.)	1,800	53,424
		207,176
Household Products - 1.8%
Clorox Co.	2,260	110,469
Colgate-Palmolive Co.	1,960	100,489
Procter & Gamble Co.	8,300	838,964
		1,049,922
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.8%
Avon Products, Inc.	900	$ 56,988
Estee Lauder Companies, Inc. Class A	2,000	81,940
Gillette Co.	9,620	348,725
		487,653
Tobacco - 0.3%
Altria Group, Inc.	3,600	200,124
TOTAL CONSUMER STAPLES		3,060,730
ENERGY - 10.1%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	14,000	491,120
ENSCO International, Inc.	15,680	446,880
GlobalSantaFe Corp.	7,000	191,100
National-Oilwell, Inc. (a)	2,700	69,417
Pride International, Inc. (a)	8,700	163,995
Rowan Companies, Inc. (a)	4,500	102,960
Smith International, Inc. (a)	3,300	159,918
Transocean, Inc. (a)	4,100	110,454
Varco International, Inc. (a)	5,040	109,368
Weatherford International Ltd. (a)	9,250	372,960
		2,218,172
Oil & Gas - 6.3%
Amerada Hess Corp.	2,700	152,253
Apache Corp.	3,820	146,994
BP PLC sponsored ADR	1,800	85,680
Burlington Resources, Inc.	5,000	273,700
ChevronTexaco Corp.	12,550	1,083,693
ConocoPhillips	5,200	342,576
EnCana Corp.	1,800	70,055
Exxon Mobil Corp.	28,900	1,178,831
Occidental Petroleum Corp.	3,500	154,175
Pioneer Natural Resources Co. (a)	1,400	44,688
Valero Energy Corp.	2,500	132,300
		3,664,945
TOTAL ENERGY		5,883,117
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 25.6%
Capital Markets - 5.8%
Bank of New York Co., Inc.	3,900	$ 123,825
Bear Stearns Companies, Inc.	2,600	214,110
E*TRADE Group, Inc. (a)	11,900	166,481
J.P. Morgan Chase & Co.	17,120	665,797
Lehman Brothers Holdings, Inc.	4,400	361,240
Merrill Lynch & Co., Inc.	14,400	846,576
Morgan Stanley	17,100	995,391
		3,373,420
Commercial Banks - 7.0%
Bank of America Corp.	15,600	1,270,776
Bank One Corp.	22,500	1,138,725
Banknorth Group, Inc.	4,200	135,240
East West Bancorp, Inc.	1,600	83,680
Fifth Third Bancorp	1,980	114,424
FleetBoston Financial Corp.	10,820	482,356
UCBH Holdings, Inc.	1,600	63,776
Valley National Bancorp	6,200	176,452
Wells Fargo & Co.	11,000	631,510
		4,096,939
Consumer Finance - 0.7%
Capital One Financial Corp.	2,800	199,024
MBNA Corp.	5,300	142,888
Metris Companies, Inc.	10,000	60,400
		402,312
Diversified Financial Services - 2.4%
CIT Group, Inc.	4,400	166,848
Citigroup, Inc.	25,600	1,266,688
		1,433,536
Insurance - 6.7%
ACE Ltd.	6,280	272,678
AFLAC, Inc.	2,700	99,576
Allianz AG sponsored ADR	16,400	211,888
Allstate Corp.	3,040	138,198
AMBAC Financial Group, Inc.	3,600	269,172
American Financial Group, Inc., Ohio	1,600	45,792
American International Group, Inc.	23,700	1,645,962
Conseco, Inc. (a)	4,000	90,800
Hartford Financial Services Group, Inc.	4,600	295,964
Marsh & McLennan Companies, Inc.	2,250	105,593
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	6,100	$ 204,655
Scottish Annuity & Life Holdings Ltd.	1,500	32,535
The Chubb Corp.	1,700	121,533
Travelers Property Casualty Corp. Class B	6,000	108,600
UnumProvident Corp.	7,300	114,099
XL Capital Ltd. Class A	2,040	162,180
		3,919,225
Real Estate - 0.9%
Apartment Investment & Management Co. Class A	8,400	295,512
iStar Financial, Inc.	3,600	144,072
Manufactured Home Communities, Inc.	1,400	47,040
Spirit Finance Corp. (c)	2,000	20,000
		506,624
Thrifts & Mortgage Finance - 2.1%
Fannie Mae	5,500	424,050
Freddie Mac	2,800	174,776
Golden West Financial Corp., Delaware	960	99,581
New York Community Bancorp, Inc.	6,000	247,500
Sovereign Bancorp, Inc.	11,500	260,015
		1,205,922
TOTAL FINANCIALS		14,937,978
HEALTH CARE - 7.4%
Biotechnology - 0.9%
Alkermes, Inc. (a)	5,300	79,394
Angiotech Pharmaceuticals, Inc. (a)	1,400	36,592
Cephalon, Inc. (a)	1,000	54,820
ConjuChem, Inc. (a)	15,000	99,713
Genentech, Inc. (a)	800	76,400
MedImmune, Inc. (a)	3,300	77,550
Millennium Pharmaceuticals, Inc. (a)	2,600	45,864
Neurocrine Biosciences, Inc. (a)	1,160	65,644
		535,977
Health Care Equipment & Supplies - 1.5%
Arrow International, Inc.	3,000	80,850
Bausch & Lomb, Inc.	1,700	91,375
Baxter International, Inc.	9,940	289,751
Dade Behring Holdings, Inc. (a)	2,300	89,125
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	1,600	$ 55,728
Immucor, Inc. (a)	4,000	86,440
Nutraceutical International Corp. (a)	1,400	22,107
St. Jude Medical, Inc. (a)	1,800	129,330
		844,706
Health Care Providers & Services - 1.1%
Covance, Inc. (a)	300	8,589
HealthSouth Corp. (a)	24,700	124,241
IMS Health, Inc.	2,400	61,752
Lincare Holdings, Inc. (a)	1,862	59,919
Medco Health Solutions, Inc. (a)	1,200	44,220
PacifiCare Health Systems, Inc. (a)	3,400	111,690
ProxyMed, Inc. (a)	1,300	22,750
UnitedHealth Group, Inc.	2,200	133,936
WebMD Corp. (a)	9,200	82,800
		649,897
Pharmaceuticals - 3.9%
Biovail Corp. (a)	3,000	67,230
Bristol-Myers Squibb Co.	2,600	72,930
Forest Laboratories, Inc. (a)	2,960	220,490
Johnson & Johnson	2,160	115,387
Merck & Co., Inc.	15,240	725,424
Pfizer, Inc.	8,100	296,703
Schering-Plough Corp.	35,110	615,829
Wyeth	3,600	147,420
		2,261,413
TOTAL HEALTH CARE		4,291,993
INDUSTRIALS - 12.6%
Aerospace & Defense - 3.9%
BE Aerospace, Inc. (a)	6,600	36,894
Boeing Co.	5,400	225,450
Bombardier, Inc. Class B (sub. vtg.)	20,200	91,299
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,600	47,152
GenCorp, Inc.	10,000	106,000
Goodrich Corp.	2,400	74,040
Honeywell International, Inc.	22,260	804,031
Lockheed Martin Corp.	6,520	317,002
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	1,800	$ 174,078
Precision Castparts Corp.	800	37,432
United Defense Industries, Inc. (a)	3,300	96,690
United Technologies Corp.	2,840	271,334
		2,281,402
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	1,100	41,151
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	1,100	38,500
Southwest Airlines Co.	5,800	86,710
		125,210
Building Products - 0.6%
Masco Corp.	10,200	271,932
Trex Co., Inc. (a)	2,700	104,625
		376,557
Commercial Services & Supplies - 1.7%
Cendant Corp. (a)	13,000	294,450
Cintas Corp.	3,700	167,055
IKON Office Solutions, Inc.	6,400	76,224
Monster Worldwide, Inc. (a)	2,900	70,992
Republic Services, Inc.	1,700	42,415
Robert Half International, Inc. (a)	9,000	211,410
Waste Management, Inc.	4,460	123,810
		986,356
Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. NV	1,300	39,728
Dycom Industries, Inc. (a)	2,000	51,740
EMCOR Group, Inc. (a)	2,000	81,620
Fluor Corp.	3,100	114,886
		287,974
Electrical Equipment - 0.3%
A.O. Smith Corp.	2,000	62,420
Emerson Electric Co.	1,600	102,240
		164,660
Industrial Conglomerates - 4.0%
3M Co.	2,500	197,725
General Electric Co.	21,150	711,275
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	1,500	$ 79,920
Tyco International Ltd.	50,340	1,346,595
		2,335,515
Machinery - 0.7%
AGCO Corp. (a)	1,700	34,272
Cummins, Inc.	800	40,584
Dover Corp.	1,300	53,716
Manitowoc Co., Inc.	2,800	83,664
Parker Hannifin Corp.	2,050	112,730
Timken Co.	3,800	83,790
		408,756
Road & Rail - 0.4%
Union Pacific Corp.	3,500	225,400
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	2,000	96,280
TOTAL INDUSTRIALS		7,329,261
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	4,100	105,124
Lucent Technologies, Inc. (a)	53,400	239,232
McDATA Corp. Class A (a)	6,600	58,014
Motorola, Inc.	16,788	278,345
Redback Networks, Inc. (a)	12,000	103,920
Scientific-Atlanta, Inc.	1,500	50,760
Sonus Networks, Inc. (a)	1,700	14,399
Telefonaktiebolaget LM Ericsson ADR (a)	10,800	248,400
		1,098,194
Computers & Peripherals - 3.0%
Dell, Inc. (a)	1,500	50,205
Diebold, Inc.	1,700	89,063
Hewlett-Packard Co.	33,400	794,586
Hutchinson Technology, Inc. (a)	1,600	47,248
International Business Machines Corp.	5,620	557,673
Sun Microsystems, Inc. (a)	31,700	168,327
Western Digital Corp. (a)	4,000	40,920
		1,748,022
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 2.3%
Agilent Technologies, Inc. (a)	7,800	$ 287,508
Amphenol Corp. Class A (a)	1,000	66,070
Celestica, Inc. (sub. vtg.) (a)	4,400	75,530
PerkinElmer, Inc.	6,600	136,290
Solectron Corp. (a)	17,000	120,700
Tech Data Corp. (a)	1,600	66,384
Thermo Electron Corp. (a)	4,800	133,776
Waters Corp. (a)	12,500	473,875
		1,360,133
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	1,700	79,645
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	1,900	105,355
Computer Sciences Corp. (a)	3,650	162,973
First Data Corp.	3,500	137,060
The BISYS Group, Inc. (a)	6,500	117,000
		522,388
Office Electronics - 0.5%
Canon, Inc. ADR	2,000	102,360
Xerox Corp. (a)	13,100	191,784
		294,144
Semiconductors & Semiconductor Equipment - 2.2%
Agere Systems, Inc. Class B (a)	26,200	95,630
Applied Materials, Inc. (a)	6,000	130,560
Cabot Microelectronics Corp. (a)	3,290	149,366
DSP Group, Inc. (a)	2,600	68,796
FormFactor, Inc.	3,400	63,308
KLA-Tencor Corp. (a)	2,000	114,140
Microchip Technology, Inc.	1,200	34,560
National Semiconductor Corp. (a)	2,260	86,897
NVIDIA Corp. (a)	2,600	57,850
Samsung Electronics Co. Ltd.	190	84,985
Teradyne, Inc. (a)	5,100	137,190
Texas Instruments, Inc.	8,900	279,015
		1,302,297
Software - 1.5%
Autodesk, Inc.	3,500	89,425
BEA Systems, Inc. (a)	3,146	39,734
Microsoft Corp.	20,260	560,189
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	5,900	$ 81,479
Symantec Corp. (a)	1,700	65,960
Vastera, Inc. (a)	7,647	27,606
		864,393
TOTAL INFORMATION TECHNOLOGY		7,269,216
MATERIALS - 5.7%
Chemicals - 2.5%
Dow Chemical Co.	18,100	759,295
E.I. du Pont de Nemours & Co.	3,600	158,040
Lyondell Chemical Co.	11,718	200,847
Millennium Chemicals, Inc.	2,300	29,141
Olin Corp.	4,956	94,511
Praxair, Inc.	6,500	230,165
		1,471,999
Containers & Packaging - 0.6%
Ball Corp.	700	43,799
Bemis Co., Inc.	1,200	58,164
Owens-Illinois, Inc. (a)	6,500	72,670
Sealed Air Corp. (a)	2,500	124,475
Smurfit-Stone Container Corp. (a)	3,000	51,720
		350,828
Metals & Mining - 1.6%
Alcoa, Inc.	7,200	246,096
Companhia Vale do Rio Doce sponsored ADR	2,960	158,863
Freeport-McMoRan Copper & Gold, Inc. Class B	800	29,488
Massey Energy Co.	8,900	178,000
Newmont Mining Corp.	2,200	91,652
Nucor Corp.	4,310	242,696
		946,795
Paper & Forest Products - 1.0%
Bowater, Inc.	5,340	238,965
Georgia-Pacific Corp.	1,800	50,580
International Paper Co.	7,000	295,890
		585,435
TOTAL MATERIALS		3,355,057
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.2%
Citizens Communications Co. (a)	7,100	$ 83,283
Covad Communications Group, Inc. (a)	16,500	57,915
Qwest Communications International, Inc. (a)	10,400	42,016
SBC Communications, Inc.	39,900	1,017,450
TELUS Corp. (non-vtg.)	6,200	110,733
Verizon Communications, Inc.	30,700	1,131,602
XO Communications, Inc. (a)	4,500	32,895
		2,475,894
Wireless Telecommunication Services - 0.6%
At Road, Inc. (a)	5,000	67,150
Crown Castle International Corp. (a)	12,000	148,800
Nextel Communications, Inc. Class A (a)	4,900	129,311
		345,261
TOTAL TELECOMMUNICATION SERVICES		2,821,155
UTILITIES - 2.8%
Electric Utilities - 2.2%
Allegheny Energy, Inc. (a)	3,400	42,908
Cinergy Corp.	2,680	103,636
Entergy Corp.	3,500	204,680
FirstEnergy Corp.	7,400	277,648
FPL Group, Inc.	1,080	71,010
PG&E Corp. (a)	8,100	217,485
PPL Corp.	1,000	45,720
Southern Co.	2,760	82,248
TXU Corp.	9,000	216,000
		1,261,335
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	15,300	149,328
Calpine Corp. (a)	25,000	145,500
Reliant Resources, Inc. (a)	7,650	59,364
		354,192
TOTAL UTILITIES		1,615,527
TOTAL COMMON STOCKS (Cost $52,924,106)		58,356,960
Money Market Funds - 1.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.08% (b)	644,703	$ 644,703
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	80,000	80,000
TOTAL MONEY MARKET FUNDS (Cost $724,703)		724,703
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $53,648,809)		59,081,663
NET OTHER ASSETS - (1.2)%		(682,496)
NET ASSETS - 100%		$ 58,399,167
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,000 or 0.0% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $55,077,248 and $20,757,988, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,042 for the period.

Semiannual Report

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,500) (cost $53,648,809) - See accompanying schedule		$ 59,081,663
Receivable for investments sold		1,615,609
Receivable for fund shares sold		193,271
Dividends receivable		58,568
Interest receivable		519
Prepaid expenses		7,827
Other affiliated receivables		7,753
Other receivables		4,421
Total assets		60,969,631

Liabilities
Payable for investments purchased	$ 2,342,041
Payable for fund shares redeemed	61,955
Accrued management fee	28,758
Other affiliated payables	12,202
Other payables and accrued expenses	45,508
Collateral on securities loaned, at value	80,000
Total liabilities		2,570,464

Net Assets		$ 58,399,167
Net Assets consist of:
Paid in capital		$ 52,841,750
Undistributed net investment income		25,389
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		99,344
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,432,684
Net Assets, for 5,149,202 shares outstanding		$ 58,399,167
Net Asset Value, offering price and redemption price per share ($58,399,167 ÷ 5,149,202 shares)		$ 11.34

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 326,999
Interest		5,375
Security lending		24
Total income		332,398

Expenses
Management fee	$ 107,991
Transfer agent fees	46,648
Accounting and security lending fees	27,560
Non-interested trustees' compensation	67
Custodian fees and expenses	25,918
Registration fees	24,473
Audit	16,010
Legal	20
Miscellaneous	34
Total expenses before reductions	248,721
Expense reductions	(6,185)	242,536
Net investment income (loss)		89,862
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	327,154
Foreign currency transactions	(130)
Total net realized gain (loss)		327,024
Change in net unrealized appreciation (depreciation) on: Investment securities	5,598,621
Assets and liabilities in foreign currencies	(160)
Total change in net unrealized appreciation (depreciation)		5,598,461
Net gain (loss)		5,925,485
Net increase (decrease) in net assets resulting from operations		$ 6,015,347

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2004 (Unaudited)	For the period June 17, 2003 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,862	$ 6,209
Net realized gain (loss)	327,024	(59,592)
Change in net unrealized appreciation (depreciation)	5,598,461	(165,777)
Net increase (decrease) in net assets resulting from operations	6,015,347	(219,160)
Distributions to shareholders from net investment income	(70,717)	-
Distributions to shareholders from net realized gain	(168,054)	-
Total distributions	(238,771)	-
Share transactions Net proceeds from sales of shares	44,120,727	19,361,566
Reinvestment of distributions	232,131	-
Cost of shares redeemed	(10,312,624)	(560,049)
Net increase (decrease) in net assets resulting from share transactions	34,040,234	18,801,517
Total increase (decrease) in net assets	39,816,810	18,582,357

Net Assets
Beginning of period	18,582,357	-
End of period (including undistributed net investment income of $25,389 and undistributed net investment income of $6,244, respectively)	$ 58,399,167	$ 18,582,357
Other Information Shares
Sold	4,189,151	1,966,232
Issued in reinvestment of distributions	21,396	-
Redeemed	(970,327)	(57,250)
Net increase (decrease)	3,240,220	1,908,982

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	- G
Net realized and unrealized gain (loss)	1.64	(.27)
Total from investment operations	1.67	(.27)
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.04)	-
Total distributions	(.06)	-
Net asset value, end of period	$ 11.34	$ 9.73
Total Return B,C	17.19%	(2.70)%
Ratios to Average Net Assets F
Expenses before expense reductions	1.34% A	3.37% A
Expenses net of voluntary waivers, if any	1.34% A	1.50% A
Expenses net of all reductions	1.30% A	1.50% A
Net investment income (loss)	.48% A	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,399	$ 18,582
Portfolio turnover rate	113% A	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 17, 2003 (commencement of operations) to July 31,2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Blue Chip Value Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,911,994	|
Unrealized depreciation	(709,318)
Net unrealized appreciation (depreciation)	$ 5,202,676
Cost for federal income tax purposes	$ 53,878,987

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until June 2004. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $519 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $6,147 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $38.

7. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Inc. Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BCV-USAN-0304
1.789732.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Fidelity Securities Fund: Fidelity Blue Chip Value Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity Blue Chip Value Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 26, 2004